Expense Example, No Redemption - ARBITRAGE FUND - ARBITRAGE FUND - Class C	Sep. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 249
Expense Example, No Redemption, 3 Years	767
Expense Example, No Redemption, 5 Years	1,311
Expense Example, No Redemption, 10 Years	$ 2,796